Investing Activities (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Realized Gain (Loss) on Investments [Table Text Block]
The following table presents certain items reflected in Other investing income (loss) – net in the Consolidated Statement of Operations:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Impairment of equity-method investments (Note 18)	$(186)	$(32)	$—
Gain (loss) on deconsolidation of businesses	(29)	203	—
Gain on disposition of equity-method investments	122	—	269
Other	14	16	13
Other investing income (loss) – net	$(79)	$187	$282

Investments [Table Text Block]

	Ownership Interest at December 31, 2019	December 31,
		2019	2018
		(Millions)
Appalachia Midstream Investments	(1)	$3,236	$3,218
RMM	50%	881	776
Discovery	60%	472	507
Caiman II	58%	428	412
OPPL	50%	403	415
Laurel Mountain	69%	249	314
Gulfstream	50%	217	225
Brazos Permian II	15%	194	191
UEOM	(2)	—	1,293
Jackalope	(3)	—	343
Other	Various	155	127
		$6,235	$7,821
___________

(1)	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 66 percent interest.

(2)
At December 31, 2018, we owned a 62 percent interest in UEOM. On March 18, 2019, we acquired the remaining 38 percent interest. As a result of acquiring this additional interest, we obtained control of and now consolidate UEOM.

(3)
At December 31, 2018, we owned a 50 percent interest in Jackalope. In April 2019, we sold our interest in Jackalope.

Contributions [Table Text Block]
We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. These transactions increased the carrying value of our investments and included:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
RMM	$145	$795	$—
Appalachia Midstream Investments	140	246	70
Laurel Mountain	36	16	—
Caiman II	28	—	24
Jackalope	24	42	—
Brazos Permian II	18	27	—
Discovery	—	5	1
DBJV	—	—	32
Other	62	1	5
	$453	$1,132	$132

Dividends and distributions [Table Text Block]
Dividends and distributions
The organizational documents of entities in which we have an equity-method investment generally require distribution of available cash to members on at least a quarterly basis. These transactions reduced the carrying value of our investments and included:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Appalachia Midstream Investments	$293	$297	$270
Gulfstream	86	93	92
OPPL	77	73	68
Caiman II	42	46	49
Discovery	41	45	127
RMM	38	—	—
Laurel Mountain	30	23	32
UEOM	13	70	80
DBJV	—	—	39
Other	37	46	27
	$657	$693	$784

Summarized Financial Position and Results of Operations of Equity Method Investments [Table Text Block]
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2019	2018
	(Millions)
Assets (liabilities):
Current assets	$581	$834
Noncurrent assets	11,966	13,199
Current liabilities	(341)	(605)
Noncurrent liabilities	(2,532)	(2,491)

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Gross revenue	$2,490	$2,411	$1,961
Operating income	685	804	871
Net income	598	795	806